WHITEHALL FUNDS TRUST
(the "Trust")


Supplement dated January 2, 2001 to the
Prospectus dated March 28, 2000


The Supplement is provided to update, and should be read in conjunction With the information provided in the Trust's Prospectus:

Effective January 2, 2000, PFPC Distributors, Inc. ("PFPC Distributors") serves as the Trust's Distributor pursuant to a Distribution Agreement between the Trust and PFPC Distributors. PFPC Distributors' business address is 3200 Horizon Drive, King of Prussia, Pennsylvania 19406. Accordingly, all references to Provident Distributors, Inc. in the Prospectus are hereby replaced with PFPC Distributors.





INVESTORS SHOULD RETAIN THIS SUPPLEMENT
FOR FUTURE REFERENCE.


WHITEHALL FUNDS TRUST
 (the "Trust")


Supplement dated January 2, 2001 to the
Statement of Additional Information of the Trust dated March 28, 2000


The Supplement is provided to update, and should be read in conjunction with the information provided in the Trust's Statement of Additional Information:

Effective January 2, 2000, PFPC Distributors, Inc. ("PFPC Distributors") serves as the Trust's Distributor pursuant to a Distribution Agreement between the Trust and PFPC Distributors. PFPC Distributors' business address is 3200 Horizon Drive, King of Prussia, Pennsylvania 19406. Accordingly, all references to Provident Distributors, Inc. in the Statement of Additional Information are hereby replaced with PFPC Distributors.









INVESTORS SHOULD RETAIN THIS SUPPLEMENT
FOR FUTURE REFERENCE.